Equipment, Net - Schedule of Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equipment, Net [Line Items]
Total	$ 95,591	$ 93,527
Less: accumulated depreciation	(24,820)	(6,058)
Equipment, net	70,771	87,469
Furniture and fixtures [Member]
Schedule of Equipment, Net [Line Items]
Total	5,325	4,343
Office equipment [Member]
Schedule of Equipment, Net [Line Items]
Total	2,238	1,156
Vehicles [Member]
Schedule of Equipment, Net [Line Items]
Total	$ 88,028	$ 88,028